Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity
Schedule of shares of the Company's common stock reserved for future issuance

	June 30, 2013	December 31, 2012
Common stock awards outstanding	2,308,000	1,956,000
Common stock awards available for grant	524,000	438,000

Total common shares reserved for future issuance	2,832,000	2,394,000

Summary of stock award activity

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Weighted- Average Intrinsic Value
Outstanding at December 31, 2009	1,004,000	$2.62	8.10
Granted	430,000	5.81
Exercised	(26,000)	2.25		$3.49
Forfeited	(14,000)	3.31

Outstanding at December 31, 2010	1,394,000	$3.60	7.61
Granted	78,000	7.26	9.59
Exercised	(12,000)	1.48		$5.13
Forfeited	(25,000)	5.18

Outstanding at December 31, 2011	1,435,000	$3.78	6.76
Granted	652,000	10.19	9.28
Exercised	(51,000)	2.40		$7.56
Forfeited	(80,000)	6.31

Outstanding at December 31, 2012	1,956,000	$5.86	6.87
Granted	731,000	23.63	9.61
Exercised	(295,000)	2.17		$22.37
Forfeited	(84,000)	15.52

Outstanding at June 30, 2013	2,308,000	$11.60	7.53

Vested or expected to vest at June 30, 2013	2,246,000	$11.42	7.53
Exercisable at June 30, 2013	994,000	$4.42	5.49

Schedule of weighted-average assumptions used to estimate the fair value of stock options using the Black-Scholes option pricing model

	Year Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Weighted-average exercise price of options granted	$10.19	$7.26	$5.81	$23.63	$8.63
Expected volatility	75%	77%	77%	67%	76%
Expected term (in years)	6.1	5.8	5.9	5.9	6.1
Weighted-average risk free interest rate	1.05%	1.55%	1.82%	1.11%	1.09%
Expected dividends	0%	0%	0%	0%	0%

Schedule of compensation cost recorded in the statements of operations and comprehensive loss

	Year Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Research and development	$904,000	$451,000	$510,000	$1,476,000	$366,000
General and administrative	2,525,000	407,000	527,000	1,256,000	443,000

	$3,429,000	$858,000	$1,037,000	$2,732,000	$809,000